Accounting principles - Summary of Useful Lives for Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Equipment, tools and fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	5 years
Computers and other machinery
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	3 years